Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Aug. 31, 2015
Registrant Name	DIREXION FUNDS
Central Index Key	0001040587
Amendment Flag	false
Document Creation Date	Apr. 01, 2016
Document Effective Date	Apr. 01, 2016
Prospectus Date	Mar. 29, 2016